Share Capital And Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	2,355	2,290
Converted into shares	(114)	(191)
Number of shares granted	140	256
Number of shares forfeited	(14)
Number of shares outstanding balance	2,367	2,355